Weighted Average Amortization periods for Intangible Assets (Detail)	12 Months Ended
Dec. 29, 2012
Tradename - indefinite [Member]
Amortization period of intangible assets
Indefinite life	Indefinite life
Customer relationships [Member]
Amortization period of intangible assets
Useful Life	8 years 4 months 24 days
Favorable Lease Rights [Member]
Amortization period of intangible assets
Useful Life	9 years 9 months 18 days
Franchise agreements [Member]
Amortization period of intangible assets
Useful Life	11 years
Tradenames - finite [Member]
Amortization period of intangible assets
Useful Life	8 years 9 months 18 days
Other [Member]
Amortization period of intangible assets
Useful Life	5 years